UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21667

Fidelity Central Investment Portfolios LLC
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2007

Item 1. Reports to Stockholders

Fidelity® Specialized High Income
Central Fund

(formerly Fidelity® Specialized High Income Central Investment Portfolio)

Annual Report

August 31, 2007

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

SHI-ANN-1007 474774.1.0
1.820817.102

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2007	Past 1 year	Life of Fund A
Fidelity® Specialized High Income Central Fund	5.61%	5.36%

A From September 20, 2005.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Specialized High Income Central Fund on September 20, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Merrill Lynch® U.S. High Yield Master II - BB Rated Constrained Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Matthew Conti, Portfolio Manager of Fidelity® Specialized High Income Central Fund

The high-yield debt market produced positive performance during most of the 12 months ending August 31, 2007, with the Merrill Lynch® U.S. High Yield Master II - BB Rated Constrained Index returning 5.87%. The index had gains in every month from the beginning of the period through May 2007, buoyed by a historically low default rate, solid corporate earnings, stable long-term interest rates and improved company balance sheets, as well as an increase in mergers and acquisitions (M&As) and leveraged buyouts (LBOs). However, high-yield bonds suffered losses in June and July 2007, because concerns related to a looming large new-issuance calendar weighed heavily on high-yield investors due to worries about the amount of leverage - or borrowing - being used to finance these deals. Contagion from the subprime mortgage meltdown caused a swift erosion in demand for high-yield bonds from collateralized debt obligations (CDOs), which are highly leveraged, closed-end partnerships that purchase debt securities for long-term investment. The resulting supply/demand imbalance exacerbated price declines in the high-yield market. In August, though, high yield enjoyed a rebound, as investors focused less on these problems and more on the solid underlying business fundamentals enjoyed by corporate issuers of high-yield bonds.

The fund returned 5.61% during the past year, slightly lagging the Merrill Lynch index. Factors that led to this underperformance included unfavorable security selection and an overweighting in the automotive and technology groups. The fund's modest allocation to cash also held back performance in an up market. Contributions came from positive bond selection in the aerospace industry, as well as favorable security selection and an underweighting in electric utilities. At the security level, detractors from relative performance included General Motors Acceptance Corp., Dutch semiconductor company NXP and diversified real estate firm American Real Estate, as well as underweighting energy firm Williams Partners and not owning Dutch food and drug retailer Ahold, two components of the Merrill Lynch index that performed well. Contributions came from Canadian aerospace and railway transportation company Bombardier, Australia's Fortescue Metals Group - listed as FMG Finance Property in the fund's holdings - auto rental firm Avis and not owning index component Beazer Homes.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and(2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2007 to August 31, 2007).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value March 1, 2007	Ending Account Value August 31, 2007	Expenses Paid During Period* March 1, 2007 to August 31, 2007
Actual	$ 1,000.00	$ 986.40	$ .01
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,025.19	$ .01

* Expenses are equal to the Fund's annualized expense ratio of .0029%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes

Top Five Holdings as of August 31, 2007
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
MGM Mirage, Inc.	4.0	2.7
Chesapeake Energy Corp.	3.9	4.3
Bombardier, Inc.	2.7	2.1
HCA, Inc.	2.8	1.5
Mohegan Tribal Gaming Authority	2.4	3.4
	15.8
Top Five Market Sectors as of August 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	11.0	6.9
Gaming	9.7	8.8
Technology	7.8	10.5
Healthcare	7.5	4.5
Metals/Mining	6.9	6.7
Quality Diversification (% of fund's net assets)
As of August 31, 2007	As of February 28, 2007
BBB 1.1%	BBB 0.9%
BB 75.5%	BB 83.1%
B 12.0%	B 8.1%
Not Rated 0.2%	Not Rated 0.7%
Short-Term Investments and Net Other Assets 11.2%	Short-Term Investments and Net Other Assets 7.2%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Asset Allocation (% of fund's net assets)
As of August 31, 2007 *		As of February 28, 2007 **
	Nonconvertible Bonds 83.3%		Nonconvertible Bonds 90.1%
	Convertible Bonds, Preferred Stocks 0.6%		Convertible Bonds, Preferred Stocks 0.0%
	Floating Rate Loans 4.9%		Floating Rate Loans 2.7%
	Short-Term Investments and Net Other Assets 11.2%		Short-Term Investments and Net Other Assets 7.2%
* Foreign investments	18.4%	** Foreign investments	19.4%

Annual Report

Investments August 31, 2007

Showing Percentage of Net Assets

Corporate Bonds - 83.9%
	Principal Amount	Value
Convertible Bonds - 0.6%
Energy - 0.6%
Chesapeake Energy Corp. 2.75% 11/15/35	$ 2,010,000	$ 2,064,069
Nonconvertible Bonds - 83.3%
Aerospace - 3.6%
Bombardier, Inc.:
6.3% 5/1/14 (a)	3,155,000	3,013,025
7.45% 5/1/34 (a)	3,240,000	3,175,200
8% 11/15/14 (a)	3,010,000	3,107,825
L-3 Communications Corp.:
5.875% 1/15/15	2,000,000	1,890,000
6.375% 10/15/15	135,000	131,625
7.625% 6/15/12	900,000	922,500
		12,240,175
Air Transportation - 2.1%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	1,615,000	1,564,531
6.977% 11/23/22	656,055	608,491
7.324% 4/15/11	365,000	358,613
8.608% 10/1/12	80,000	80,000
Continental Airlines, Inc.:
7.875% 7/2/18	1,896,138	1,858,215
9.558% 9/1/19	255,805	267,317
Continental Airlines, Inc. pass thru trust certificates:
7.566% 9/15/21	99,535	97,544
7.73% 9/15/12	50,207	48,575
8.388% 5/1/22	92,790	90,934
9.798% 4/1/21	1,718,890	1,804,835
United Air Lines, Inc. pass-thru certificates Class B, 7.336% 7/2/19	530,000	495,550
		7,274,605
Automotive - 1.0%
General Motors Acceptance Corp. 6.875% 9/15/11	1,480,000	1,302,400
GMAC LLC:
6% 12/15/11	990,000	851,400
6.625% 5/15/12	1,305,000	1,128,825
		3,282,625
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Building Materials - 0.5%
Anixter International, Inc. 5.95% 3/1/15	$ 920,000	$ 830,300
Belden, Inc. 7% 3/15/17 (a)	850,000	833,000
		1,663,300
Cable TV - 3.9%
DirecTV Holdings LLC/DirecTV Financing, Inc.:
6.375% 6/15/15	3,180,000	2,989,200
8.375% 3/15/13	2,000,000	2,055,000
EchoStar Communications Corp.:
6.375% 10/1/11	2,030,000	1,989,400
6.625% 10/1/14	1,935,000	1,862,438
7% 10/1/13	2,340,000	2,299,050
7.125% 2/1/16	2,365,000	2,303,037
		13,498,125
Capital Goods - 1.8%
Leucadia National Corp.:
7% 8/15/13	255,000	247,350
7.125% 3/15/17 (a)	6,035,000	5,763,425
		6,010,775
Chemicals - 0.9%
Chemtura Corp. 6.875% 6/1/16	540,000	490,050
Equistar Chemicals LP/Equistar Funding Corp.:
8.75% 2/15/09	630,000	645,750
10.125% 9/1/08	916,000	941,190
NOVA Chemicals Corp. 8.4838% 11/15/13 (b)	870,000	846,075
		2,923,065
Containers - 0.4%
Greif, Inc. 6.75% 2/1/17	1,555,000	1,477,250
Diversified Financial Services - 0.7%
E*TRADE Financial Corp.:
7.375% 9/15/13	870,000	739,500
7.875% 12/1/15	275,000	237,875
Residential Capital Corp.:
7.375% 6/30/10	730,000	562,100
7.5% 4/17/13	530,000	398,825
7.875% 6/30/15	620,000	468,100
		2,406,400
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Diversified Media - 1.9%
Liberty Media Corp.:
8.25% 2/1/30	$ 3,815,000	$ 3,700,550
8.5% 7/15/29	2,890,000	2,901,202
		6,601,752
Electric Utilities - 3.7%
AES Gener SA 7.5% 3/25/14	1,735,000	1,787,050
Edison Mission Energy:
7.2% 5/15/19 (a)	2,565,000	2,395,069
7.625% 5/15/27 (a)	1,620,000	1,514,700
Intergen NV 9% 6/30/17 (a)	2,855,000	2,897,825
NSG Holdings II, LLC 7.75% 12/15/25 (a)	3,895,000	3,875,525
Tenaska Alabama Partners LP 7% 6/30/21 (a)	254,532	249,441
		12,719,610
Energy - 9.3%
Chesapeake Energy Corp.:
6.5% 8/15/17	4,305,000	4,100,513
6.625% 1/15/16	1,090,000	1,054,575
6.875% 1/15/16	3,260,000	3,202,950
7.5% 6/15/14	1,000,000	1,012,500
7.625% 7/15/13	710,000	722,425
7.75% 1/15/15	1,440,000	1,461,600
Compagnie Generale de Geophysique SA:
7.5% 5/15/15	515,000	517,575
7.75% 5/15/17	1,295,000	1,311,188
OPTI Canada, Inc.:
7.875% 12/15/14 (a)	1,185,000	1,187,963
8.25% 12/15/14 (a)	655,000	663,188
Pan American Energy LLC 7.75% 2/9/12 (a)	6,285,000	6,112,163
Pioneer Natural Resources Co. 6.65% 3/15/17	2,985,000	2,761,125
Plains Exploration & Production Co. 7% 3/15/17	3,505,000	3,207,075
Tesoro Corp. 6.5% 6/1/17 (a)	880,000	864,600
Williams Partners LP/Williams Partners Finance Corp. 7.25% 2/1/17	3,515,000	3,488,638
		31,668,078
Environmental - 2.0%
Allied Waste North America, Inc.:
6.875% 6/1/17	5,780,000	5,635,500
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Environmental - continued
Allied Waste North America, Inc.: - continued
7.125% 5/15/16	$ 490,000	$ 483,263
Browning-Ferris Industries, Inc. 7.4% 9/15/35	815,000	741,650
		6,860,413
Food/Beverage/Tobacco - 0.7%
Reynolds American, Inc. 7.3% 7/15/15	680,000	700,400
Smithfield Foods, Inc. 7.75% 7/1/17	1,775,000	1,775,000
		2,475,400
Gaming - 9.7%
Chukchansi Economic Development Authority:
8% 11/15/13 (a)	720,000	716,400
8.8588% 11/15/12 (a)(b)	150,000	148,500
MGM Mirage, Inc.:
5.875% 2/27/14	1,875,000	1,732,031
6.625% 7/15/15	1,325,000	1,245,500
6.75% 9/1/12	1,420,000	1,384,500
6.875% 4/1/16	3,330,000	3,155,175
7.625% 1/15/17	6,195,000	6,133,050
Mohegan Tribal Gaming Authority:
6.125% 2/15/13	500,000	475,625
6.375% 7/15/09	4,380,000	4,314,300
7.125% 8/15/14	3,835,000	3,715,156
Park Place Entertainment Corp. 7% 4/15/13	950,000	976,125
Scientific Games Corp. 6.25% 12/15/12	1,715,000	1,629,250
Seminole Hard Rock Entertainment, Inc. 7.86% 3/15/14 (a)(b)	275,000	269,500
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12	750,000	750,000
7.25% 5/1/12	3,330,000	3,330,000
Station Casinos, Inc.:
6.625% 3/15/18	110,000	88,688
6.875% 3/1/16	1,375,000	1,144,688
7.75% 8/15/16	960,000	912,000
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 6.625% 12/1/14	1,345,000	1,301,288
		33,421,776
Healthcare - 7.0%
FMC Finance III SA 6.875% 7/15/17 (a)	2,275,000	2,229,500
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Healthcare - continued
HCA, Inc.:
9.125% 11/15/14 (a)	$ 1,470,000	$ 1,503,075
9.25% 11/15/16 (a)	4,130,000	4,233,250
9.625% 11/15/16 pay-in-kind (a)	3,460,000	3,546,500
Omega Healthcare Investors, Inc.:
7% 4/1/14	2,430,000	2,369,250
7% 1/15/16	820,000	791,300
Senior Housing Properties Trust 8.625% 1/15/12	1,005,000	1,060,275
Service Corp. International:
6.75% 4/1/15	1,550,000	1,503,500
7.5% 4/1/27	4,210,000	3,831,100
Ventas Realty LP:
6.5% 6/1/16	830,000	796,800
6.625% 10/15/14	1,445,000	1,408,875
6.75% 4/1/17	775,000	751,750
		24,025,175
Homebuilding/Real Estate - 3.2%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13	3,730,000	3,487,550
7.125% 2/15/13 (a)	2,795,000	2,641,275
8.125% 6/1/12	1,885,000	1,837,875
K. Hovnanian Enterprises, Inc. 6.25% 1/15/15	1,005,000	783,900
KB Home 7.75% 2/1/10	2,320,000	2,250,400
		11,001,000
Hotels - 2.5%
Grupo Posadas SA de CV 8.75% 10/4/11 (a)	2,330,000	2,353,300
Host Marriott LP 7.125% 11/1/13	6,430,000	6,381,775
		8,735,075
Insurance - 0.9%
Unum Group 7.375% 6/15/32	3,065,000	3,059,649
Leisure - 1.0%
Royal Caribbean Cruises Ltd. yankee:
7% 6/15/13	730,000	717,735
7.25% 6/15/16	250,000	240,000
7.5% 10/15/27	2,610,000	2,375,100
		3,332,835
Metals/Mining - 6.9%
Arch Western Finance LLC 6.75% 7/1/13	3,350,000	3,149,000
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Metals/Mining - continued
Drummond Co., Inc. 7.375% 2/15/16 (a)	$ 2,445,000	$ 2,200,500
FMG Finance Property Ltd.:
9.36% 9/1/11 (a)(b)	1,595,000	1,650,825
10% 9/1/13 (a)	5,550,000	5,938,500
10.625% 9/1/16 (a)	195,000	223,763
Freeport-McMoRan Copper & Gold, Inc.:
8.25% 4/1/15	1,225,000	1,270,938
8.375% 4/1/17	3,295,000	3,492,700
Peabody Energy Corp.:
7.375% 11/1/16	2,140,000	2,158,725
7.875% 11/1/26	1,150,000	1,160,063
Vedanta Resources PLC 6.625% 2/22/10 (a)	2,595,000	2,556,075
		23,801,089
Paper - 1.2%
Georgia-Pacific Corp.:
7% 1/15/15 (a)	3,640,000	3,458,000
8.875% 5/15/31	520,000	507,000
		3,965,000
Publishing/Printing - 0.1%
Scholastic Corp. 5% 4/15/13	585,000	516,263
Services - 4.0%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14	1,445,000	1,398,038
7.75% 5/15/16	3,990,000	3,850,350
8.0575% 5/15/14 (b)	540,000	522,450
Corrections Corp. of America 6.25% 3/15/13	2,000,000	1,945,000
FTI Consulting, Inc.:
7.625% 6/15/13	3,535,000	3,464,300
7.75% 10/1/16	2,490,000	2,490,000
		13,670,138
Shipping - 0.3%
Teekay Corp. 8.875% 7/15/11	1,090,000	1,111,800
Steels - 1.8%
Steel Dynamics, Inc. 6.75% 4/1/15 (a)	6,275,000	6,024,000
Super Retail - 0.0%
GSC Holdings Corp./Gamestop, Inc. 8% 10/1/12	35,000	36,050
Technology - 7.1%
Flextronics International Ltd.:
6.25% 11/15/14	2,315,000	2,135,588
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Technology - continued
Flextronics International Ltd.: - continued
6.5% 5/15/13	$ 1,365,000	$ 1,293,338
Hynix Semiconductor, Inc. 7.875% 6/27/17 (a)	2,905,000	2,781,538
Lucent Technologies, Inc.:
6.45% 3/15/29	4,550,000	3,844,750
6.5% 1/15/28	400,000	338,000
NXP BV:
7.875% 10/15/14	1,995,000	1,807,969
8.11% 10/15/13 (b)	2,900,000	2,610,000
Seagate Technology HDD Holdings 6.8% 10/1/16	2,210,000	2,121,600
STATS ChipPAC Ltd. 7.5% 7/19/10	900,000	911,250
Xerox Capital Trust I 8% 2/1/27	6,705,000	6,604,414
		24,448,447
Telecommunications - 5.1%
Mobile Telesystems Finance SA 8% 1/28/12 (a)	3,130,000	3,161,300
Qwest Communications International, Inc. 7.5% 2/15/14	1,030,000	1,030,000
Qwest Corp.:
6.5% 6/1/17 (a)	720,000	687,600
7.5% 10/1/14	615,000	633,450
7.625% 6/15/15	1,620,000	1,664,550
8.61% 6/15/13 (b)	1,000,000	1,060,000
U.S. West Communications:
6.875% 9/15/33	6,900,000	6,313,500
7.5% 6/15/23	815,000	794,625
Windstream Corp.:
8.125% 8/1/13	385,000	396,550
8.625% 8/1/16	1,770,000	1,842,924
		17,584,499
TOTAL NONCONVERTIBLE BONDS		285,834,369
TOTAL CORPORATE BONDS (Cost $293,190,503)		287,898,438
Floating Rate Loans - 4.9%

Auto Parts Distribution - 0.1%
Federal-Mogul Corp. term loan 7.25% 12/31/07 (b)	480,000	474,600
Floating Rate Loans - continued
	Principal Amount	Value
Automotive - 0.7%
Ford Motor Co. term loan 8.36% 12/15/13 (b)	$ 2,268,600	$ 2,126,813
Navistar International Corp.:
term loan 8.61% 1/19/12 (b)	308,000	295,680
Credit-Linked Deposit 8.5908% 1/19/12 (b)	112,000	107,520
		2,530,013
Broadcasting - 0.2%
Univision Communications, Inc.:
Tranche 1LN, term loan 7.61% 9/29/14 (b)	638,926	590,208
Tranche DD 1LN, term loan 9/29/14 (c)	41,074	37,942
		628,150
Cable TV - 0.6%
CSC Holdings, Inc. Tranche B, term loan 7.07% 3/31/13 (b)	1,450,000	1,392,000
Insight Midwest Holdings LLC Tranche B, term loan 7.36% 4/6/14 (b)	750,000	732,188
		2,124,188
Energy - 1.1%
Ashmore Energy International:
Revolving Credit-Linked Deposit 8.35% 3/30/12 (b)	104,420	100,243
term loan 8.36% 3/30/14 (b)	795,580	763,757
Kinder Morgan, Inc. Tranche B, term loan 7.0708% 5/30/14 (b)	2,406,970	2,286,621
Petroleum Geo-Services ASA term loan 7.11% 6/29/15 (b)	480,000	459,600
		3,610,221
Entertainment/Film - 0.4%
Zuffa LLC term loan 7.5625% 6/19/15 (b)	1,640,000	1,459,600
Food/Beverage/Tobacco - 0.1%
Pierre Foods, Inc. Tranche B, term loan 7.78% 6/30/10 (b)	147,403	142,981
Healthcare - 0.5%
Community Health Systems, Inc.:
term loan 7.7563% 7/25/14 (b)	1,791,825	1,729,111
Tranche DD, term loan 7/25/14 (c)	118,175	114,039
		1,843,150
Services - 0.4%
Adesa, Inc. term loan 7.61% 10/20/13 (b)	1,440,000	1,346,400
Technology - 0.7%
Kronos, Inc. Tranche 1LN, term loan 7.61% 6/11/14 (b)	2,530,000	2,327,600
Floating Rate Loans - continued
	Principal Amount	Value
Telecommunications - 0.1%
Intelsat Ltd. Tranche B, term loan 7.36% 7/3/13 (b)	$ 460,000	$ 449,650
TOTAL FLOATING RATE LOANS (Cost $17,553,237)		16,936,553
Cash Equivalents - 11.3%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 5.06%, dated 8/31/07 due 9/4/07 (Collateralized by U.S. Treasury Obligations) # (Cost $38,580,000)	38,601,682	38,580,000
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $349,323,740)		343,414,991
NET OTHER ASSETS - (0.1)%		(398,200)
NET ASSETS - 100%		$ 343,016,791
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $81,976,350 or 23.9% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(c) Position represents an unfunded loan commitment. At period end, the total principal amount and market valueof unfunded commitments totaled $159,249 and $151,981, respectively. The coupon rate will be determined at time of settlement.

# Additional Information on each counterparty to the repurchase agreementis as follows:
Repurchase Agreement/ Counterparty	Value
$38,580,000 due 9/04/07 at 5.06%
BNP Paribas Securities Corp.	$ 6,118,766
Dresdner Kleinwort Securities LLC	3,989,313
Lehman Brothers, Inc.	10,218,339
Merrill Lynch Government Securities, Inc.	18,253,582
$ 38,580,000
Other Informationther Inmation
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	81.6%
Canada	3.6%
Australia	2.3%
Netherlands	2.2%
Argentina	1.8%
Luxembourg	1.6%
Singapore	1.3%
Liberia	1.0%
Others (individually less than 1%)	4.6%
100.0%
Income Tax Information

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2007
Assets
Investment in securities, at value (including repurchase agreements of $38,580,000) - See accompanying schedule: Unaffiliated issuers (cost $349,323,740)		$ 343,414,991
Cash		1,645,305
Interest receivable		5,821,395
Total assets		350,881,691

Liabilities
Payable for investments purchased	$ 7,858,301
Other payables and accrued expenses	6,599
Total liabilities		7,864,900

Net Assets		$ 343,016,791
Net Assets consist of:
Paid in capital		$ 348,925,540
Net unrealized appreciation (depreciation) on investments		(5,908,749)
Net Assets, for 3,536,437 shares outstanding		$ 343,016,791
Net Asset Value, offering price and redemption price per share ($343,016,791 ÷ 3,536,437 shares)		$ 97.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended August 31, 2007
Investment Income
Interest (including $50,635 from affiliated interfund lending)		$ 15,494,802

Expenses
Custodian fees and expenses	$ 7,331
Independent directors' compensation	694
Total expenses before reductions	8,025
Expense reductions	(5,522)	2,503
Net investment income		15,492,299
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		554,582
Change in net unrealized appreciation (depreciation) on investment securities		(2,845,885)
Net gain (loss)		(2,291,303)
Net increase (decrease) in net assets resulting from operations		$ 13,200,996

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended August 31, 2007	Four months ended August 31, 2006(dagger)	For the period September 20, 2005 (commencement of operations) to April 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 15,492,299	$ 4,861,652	$ 8,367,765
Net realized gain (loss)	554,582	(182,415)	(45,950)
Change in net unrealized appreciation (depreciation)	(2,845,885)	(396,507)	(2,666,357)
Net increase (decrease) in net assets resulting from operations	13,200,996	4,282,730	5,655,458
Distributions to partners from net investment income	(15,217,119)	(4,736,126)	(8,186,862)
Affiliated share transactions Proceeds from sales of shares	135,158,474	-	209,858,294
Reinvestment of distributions	3,000,946	-	-
Net increase (decrease) in net assets resulting from share transactions	138,159,420	-	209,858,294
Total increase (decrease) in net assets	136,143,297	(453,396)	207,326,890

Net Assets
Beginning of period	206,873,494	207,326,890	-
End of period	$ 343,016,791	$ 206,873,494	$ 207,326,890
Other Information Shares
Sold	1,404,397	-	2,100,948
Issued in reinvestment of distributions	31,092	-	-
Net increase (decrease)	1,435,489	-	2,100,948

8 The fund changed its fiscal year end from April 30 to August 31, effective August 31, 2006.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended August 31,	2007	2006F	2006E
Selected Per-Share Data
Net asset value, beginning of period	$ 98.47	$ 98.68	$ 100.00
Income from Investment Operations
Net investment income D	7.095	2.314	3.996
Net realized and unrealized gain (loss)	(1.570)	(.270)	(1.413)
Total from investment operations	5.525	2.044	2.583
Distributions to partners from net investment income	(6.995)	(2.254)	(3.903)
Net asset value, end of period	$ 97.00	$ 98.47	$ 98.68
Total Return B,C	5.61%	2.11%	2.63%
Ratios to Average Net Assets G
Expenses before reductions	-% H	.04%A	.04%A
Expenses net of fee waivers, if any	-% H	.01%A	.04%A
Expenses net of all reductions	-% H	-%A,H	.04%A
Net investment income	7.10%	7.04%A	6.64%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 343,017	$ 206,873	$ 207,327
Portfolio turnover rate	75%	46%A	55%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period September 20, 2005 (commencement of operations) to April 30, 2006.

F For the four month period ended August 31. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2006.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2007

1. Organization.

Fidelity Specialized High Income Central Fund (the Fund)(formerly Fidelity Specialized High Income Central Investment Portfolio) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each Fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Directors to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Directors. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Expenses. Most expenses of the LLC can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the LLC. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because all income and expenses and gain/loss (realized and unrealized) are allocated daily to the partners, based on their capital balances, for inclusion in their individual income tax returns.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes net realized gain/loss on investments.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 1,683,602
Unrealized depreciation	(7,631,050)
Net unrealized appreciation (depreciation)	(5,947,448)

Cost for federal income tax purposes	$ 349,362,439

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after
December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has concluded that the adoption of FIN 48 will not result in a material impact on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Annual Report

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments. At the end of the period, the Fund had unfunded loan commitments of $151,981.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $270,529,059 and $156,076,366, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company, Inc. (FMRC), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FMRC, FMR pays FMRC a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Management Fee and Expense Contract - continued

pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate
Lender	$ 6,517,385	5.38%

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $5,522.

7. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Directors of Fidelity Central Investment Portfolios LLC and Partners of Fidelity Specialized High Income Central Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Specialized High Income Central Fund (the Fund) (formerly Fidelity Specialized High Income Central Investment Portfolio), a fund of Fidelity Central Investment Portfolios LLC, including the schedule of investments as of August 31, 2007, and the related statement of operations for the year then ended, and the statement of changes in net assets for the year then ended, and the financial highlights for the four months ended August 31, 2006, and for the period from September 20, 2005 (commencement of operations) to April 30, 2006. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2007, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Specialized High Income Central Fund as of August 31, 2007, the results of its operations for the year then ended, and the changes in its net assets for the year then ended, and its financial highlights for the four months ended August 31, 2006, and for the period from September 20, 2005 (commencement of operations) to April 30, 2006, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

October 11, 2007

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the Fidelity Central Investment Portfolios LLC and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 369 funds advised by FMR or an affiliate. Mr. Curvey oversees 339 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (77)

Year of Election or Appointment: 2004

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

James C. Curvey (72)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) or Member of the Advisory Board (2007-present) of other investment companies advised by FMR. Mr. Curvey is a director of FMR and FMR Co., Inc. (2007-Present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. Mr. Curvey joined Fidelity in 1982 and served in numerous senior management positions, including President and Chief Operating Officer of FMR LLC (1997-2000) and President of Fidelity Strategic Investments (2000-2002). In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the Fidelity Central Investment Portfolios LLC or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (59)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (65)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (71)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (66)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (60)

Year of Election or Appointment: 2004

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (63)

Year of Election or Appointment: 2004

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (63)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (68)

Year of Election or Appointment: 2004

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (68)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Mauriello and Mr. Wiley may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (63)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Central Investment Portfolios LLC. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Joseph Mauriello (62)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Central Investment Portfolios LLC. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd., (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc., (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Michael E. Wiley (56)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Central Investment Portfolios LLC. Mr. Wiley also serves as Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-present) and a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present), and an Advisory Director of Riverstone Holdings (private investment firm). Previously, Mr. Wiley served as Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Kimberley H. Monasterio (43)

Year of Election or Appointment: 2007

President and Treasurer of Specialized High Income Central Fund. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Robert A. Lawrence (54)

Year of Election or Appointment: 2006

Vice President of Specialized High Income Central Fund. Mr. Lawrence also serves as Vice President of the High Income Funds. Mr. Lawrence is Senior Vice President of FMR (2006-present) and FMR Co., Inc. (2006-present). Previously, Mr. Lawrence served as President of Fidelity Strategic Investments (2002-2005).

Eric D. Roiter (58)

Year of Election or Appointment: 2005

Secretary of Specialized High Income Central Fund. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Scott C. Goebel (39)

Year of Election or Appointment: 2007

Assistant Secretary of Specialized High Income Central Fund. Mr. Goebel also serves as Assistant Secretary of other Fidelity funds (2007-present) and is an employee of FMR.

R. Stephen Ganis (41)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of Specialized High Income Central Fund. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR LLC (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (59)

Year of Election or Appointment: 2006

Chief Financial Officer of Specialized High Income Central Fund. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (60)

Year of Election or Appointment: 2005

Chief Compliance Officer of Specialized High Income Central Fund. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (46)

Year of Election or Appointment: 2005

Deputy Treasurer of Specialized High Income Central Fund. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (38)

Year of Election or Appointment: 2005

Deputy Treasurer of Specialized High Income Central Fund. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (40)

Year of Election or Appointment: 2005

Assistant Treasurer of Specialized High Income Central Fund. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (53)

Year of Election or Appointment: 2005

Assistant Treasurer of Specialized High Income Central Fund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Gary W. Ryan (49)

Year of Election or Appointment: 2005

Assistant Treasurer of Specialized High Income Central Fund. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Annual Report

Item 2. Code of Ethics

As of the end of the period, August 31, 2007, Fidelity Central Investment Portfolios LLC (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, which applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal year ended August 31, 2007, the four month period ended August 31, 2006 and the fiscal year ended April 30, 2006, the aggregate Audit Fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for the Fidelity Specialized High Income Central Investment Portfolio (the fund) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2007A	2006A	2006A,D
Fidelity Specialized High Income Central Investment Portfolio	$50,000	$35,000B	$39,000
All funds in the Fidelity Group of Funds audited by Deloitte Entities	$7,200,000	$6,100,000C	$5,900,000
A	Aggregate amounts may reflect rounding.
B	For the four month period ended August 31, 2006.
C	For the twelve month period ended August 31, 2006.
D	The Fidelity Specialized High Income Central Investment Portfolio commenced operations on September 20, 2005.

(b) Audit-Related Fees.

For the fiscal year ended August 31, 2007, the four month period ended August 31, 2006 and the fiscal year ended April 30, 2006, the aggregate Audit-Related Fees billed by Deloitte Entities for services rendered for assurance and related services to the fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2007A	2006A,B	2006A,C
Fidelity Specialized High Income Central Investment Portfolio	$0	$0	$0
A	Aggregate amounts may reflect rounding.
B	For the four month period ended August 31, 2006.
C	The Fidelity Specialized High Income Central Investment Portfolio commenced operations on September 20, 2005.

For the fiscal year ended August 31, 2007, the four month period ended August 31, 2006 and the fiscal year ended April 30, 2006, the aggregate Audit-Related Fees that were billed by Deloitte Entities that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the fund ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of the fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2007A	2006A,B	2006A,C
Deloitte Entities	$0	$0	$0
A	Aggregate amounts may reflect rounding.
B	For the four month period ended August 31, 2006.
C	May include amounts billed prior to the fund's commencement of operations.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

For the fiscal year ended August 31, 2007, the four month period ended August 31, 2006 and the fiscal year ended April 30, 2006, the aggregate Tax Fees billed by Deloitte Entities for professional services rendered for tax compliance, tax advice, and tax planning for the fund is shown in the table below.

Fund	2007A	2006A,B	2006A,C
Fidelity Specialized High Income Central Investment Portfolio	$5,200	$8,500	$4,300
A	Aggregate amounts may reflect rounding.
B	For the four month period ended August 31, 2006.
C	The Fidelity Specialized High Income Central Investment Portfolio commenced operations on September 20, 2005.

For the fiscal year ended August 31, 2007, the four month period ended August 31, 2006 and the fiscal year ended April 30, 2006, the aggregate Tax Fees billed by Deloitte Entities that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of the fund is shown in the table below.

Billed By	2007A	2006A,B	2006A,C
Deloitte Entities	$0	$0	$0
A	Aggregate amounts may reflect rounding.
B	For the four month period ended August 31, 2006.
C	May include amounts billed prior to the fund's commencement of operations.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

For the fiscal year ended August 31, 2007, the four month period ended August 31, 2006 and the fiscal year ended April 30, 2006, the aggregate Other Fees billed by Deloitte Entities for all other non-audit services rendered to the fund is shown in the table below.

Fund	2007A	2006A,B	2006A,C
Fidelity Specialized High Income Central Investment Portfolio	$0	$0	$0
A	Aggregate amounts may reflect rounding.
B	For the four month period ended August 31, 2006.
C	The Fidelity Specialized High Income Central Investment Portfolio commenced operations on September 20, 2005.

For the fiscal year ended August 31, 2007, the four month period ended August 31, 2006 and the fiscal year ended April 30, 2006, the aggregate Other Fees billed by Deloitte Entities that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund is shown in the table below.

Billed By	2007A	2006A,B	2006A,C
Deloitte Entities	$180,000	$93,000	$160,000
A	Aggregate amounts may reflect rounding.
B	For the four month period ended August 31, 2006.
C	May include amounts billed prior to the fund's commencement of operations.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the periods ended August 31, 2007, August 31, 2006, and April 30, 2006 on behalf of the fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the periods ended August 31, 2007, August 31, 2006, and April 30, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the periods ended August 31, 2007, August 31, 2006, and April 30, 2006 on behalf of the fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the periods ended August 31, 2007, August 31, 2006, and April 30, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the periods ended August 31, 2007, August 31, 2006, and April 30, 2006 on behalf of the fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the periods ended August 31, 2007, August 31, 2006, and April 30, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund.

(f) Not Applicable.

(g) For the fiscal year ended August 31, 2007, the four month period ended August 31, 2006 and the fiscal year ended April 30, 2006, the aggregate fees billed by Deloitte Entities of $400,000A, $310,000A,B and $510,000A,C for non-audit services rendered on behalf of the fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2007A	2006A,B	2006A,C
Covered Services	$185,000	$100,000	$160,000
Non-Covered Services	$215,000	$210,000	$350,000
A	Aggregate amounts may reflect rounding.
B	For the four month period ended August 31, 2006.
C	May include amounts billed prior to the fund's commencement of operations.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the fund, taking into account representations from Deloitte Entities, in accordance with Independence Standards Board Standard No.1, regarding its independence from the fund and its related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	October 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	October 30, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	October 30, 2007